Investments Held in Trust Account (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments Held in Trust Account [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	September 30, 2023
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$53,246,222
Description	Level	December 31, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$100,525,498

Schedule of Assets that are Measured at Fair Value	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2022
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$100,525,498